Operations (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Ipiranga [member] | Ultrapar Mobilidade Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[1]	Ultra Mobilidade S.A.
Location	[1]	Brazil
Segment	[1]	Ipiranga
Direct control	[1]	100.00%	100.00%		100.00%
Indirect control	[1]	0.00%	0.00%		0.00%
Ipiranga [member] | Centro de Conveniências Millennium Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[2]	Centro de Conveniências Millennium Ltda. and subsidiaries	Centro de Conveniências Millennium Ltda. and subsidiaries
Location	[2]	Brazil	Brazil
Segment	[2]	Ipiranga	Ipiranga
Direct control	[2]		0.00%		0.00%
Indirect control	[2]	100.00%	100.00%		100.00%
Ipiranga [member] | am/pm Comestveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[3]	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.
Location	[3]	Brazil	Brazil
Segment	[3]	Ipiranga	Ipiranga
Direct control	[3]	0.00%	0.00%		0.00%
Indirect control	[3]	100.00%	100.00%		100.00%
Ipiranga [member] | Glazed Brasil S.A. (“Krispy Kreme”) [member]
Disclosure of subsidiaries [line items]
Subsidiary		Glazed Brasil S.A. (“Krispy Kreme”)	Glazed Brasil S.A. (“Krispy Kreme”)	[4]
Location		Brazil	Brazil	[4]
Segment		Ipiranga	Ipiranga	[4]
Direct control		0.00%	0.00%	[4]	0.00%	[4]
Indirect control		55.00%	55.00%	[4]	0.00%	[4]
Ipiranga [member] | Neodiesel Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[5]	Neodiesel Ltda.
Location	[5]	Brazil
Segment	[5]	Ipiranga
Direct control	[5]	0.00%	0.00%		0.00%
Indirect control	[5]	100.00%	100.00%		0.00%
Ipiranga [member] | Serra Diesel Transportador Revendedor Retalhista Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[6]	Serra Diesel Transportador Revendedor Retalhista Ltda.
Location	[6]	Brazil
Segment	[6]	Ipiranga
Direct control	[6]	0.00%	0.00%		0.00%
Indirect control	[6]	60.00%	60.00%		60.00%
Ipiranga [member] | Neoagro Diesel S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[7]	Neoagro Diesel S.A.
Location	[7]	Brazil
Segment	[7]	Ipiranga
Direct control	[7]	0.00%	0.00%		0.00%
Indirect control	[7]	60.00%	0.00%		0.00%
Ipiranga [member] | Mi TRR Transportadora Retalhista e Revendedora de Combustíveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[8]	Mi TRR Transportadora Retalhista e Revendedora de Combustíveis S.A.
Location	[8]	Brazil
Segment	[8]	Ipiranga
Direct control	[8]	0.00%	0.00%		0.00%
Indirect control	[8]	51.00%	0.00%		0.00%
Ipiranga [member] | Petrovila Combustíveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[9]	Petrovila Combustíveis S.A.
Location	[9]	Brazil
Segment	[9]	Ipiranga
Direct control	[9]	0.00%	0.00%		0.00%
Indirect control	[9]	60.00%	0.00%		0.00%
Ipiranga [member] | Ipiranga Produtosde de Petroleo S A [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[10]	Ipiranga Produtos de Petróleo S.A.
Location	[10]	Brazil
Segment	[10]	Ipiranga
Direct control	[10]	0.00%	0.00%		100.00%
Indirect control	[10]	100.00%	100.00%		0.00%
Ipiranga [member] | Icorban Correspondente bancário Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[11]				Icorban – Correspondente bancário Ltda.
Location	[11]				Brazil
Segment	[11]				Ipiranga
Direct control	[11]	0.00%	0.00%		0.00%
Indirect control	[11]	0.00%	0.00%		100.00%
Ipiranga [member] | Ipiranga Trading Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Limited
Location		British Virgin Islands
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Tropical Transportes Ipiranga Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[12]				Tropical TransportesIpiranga Ltda.
Location	[12]				Brazil
Segment	[12]				Ipiranga
Direct control	[12]	0.00%	0.00%		0.00%
Indirect control	[12]	0.00%	0.00%		100.00%
Ipiranga [member] | Ipiranga Imobiliria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Imobiliária Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Ipiranga Logstica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Logística Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Oil Trading [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oil Trading Importadora e Exportadora Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Iconic Lubrificantes S.A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Iconic Lubrificantes S.A.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		56.00%	56.00%		56.00%
Ipiranga [member] | Integra Frotas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Integra Frotas Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Irupé Biocombustíveis Ltda.
Disclosure of subsidiaries [line items]
Subsidiary		Irupé Biocombustíveis Ltda
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ipiranga [member] | Ipiranga Trading North America LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[13]	Ipiranga Trading North America LLC.
Location	[13]	United States
Segment	[13]	Ipiranga
Direct control	[13]	0.00%	0.00%		0.00%
Indirect control	[13]	100.00%	100.00%		0.00%
Ipiranga [member] | Ipiranga Trading Middle East DMCC [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Middle East DMCC
Location		Dubai
Segment		Ipiranga
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		0.00%
Ipiranga [member] | Ipiranga Trading Europe S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[13]	Ipiranga Trading Europe S.A.
Location	[13]	Switzerland
Segment	[13]	Ipiranga
Direct control	[13]	0.00%	0.00%		0.00%
Indirect control	[13]	100.00%	100.00%		0.00%
Ipiranga [member] | Eaí Clube Automobilista S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[14]		Eaí Clube Automobilista S.A.
Location	[14]		Brazil
Segment	[14]		Ipiranga
Direct control	[14]		0.00%		100.00%
Indirect control	[14]		100.00%		0.00%
Ipiranga [member] | Abastece Aí Participações S.A.
Disclosure of subsidiaries [line items]
Subsidiary	[15]	Abastece Aí Participações S.A.	Abastece Aí Participações S.A.
Location	[15]	Brazil	Brazil
Segment	[15]	Ipiranga	Ipiranga
Direct control	[15]	0.00%	0.00%		0.00%
Indirect control	[15]	100.00%	100.00%		100.00%
Ipiranga [member] | Abastece Aí Clube Automobilista Instituição de Pagamento Ltda
Disclosure of subsidiaries [line items]
Subsidiary	[15]	Abastece Aí Clube Automobilista Instituição de Pagamento Ltda.	Abastece Aí Clube Automobilista Instituição de Pagamento Ltda.
Location	[15]	Brazil	Brazil
Segment	[15]	Ipiranga	Ipiranga
Direct control	[15]	0.00%	0.00%		0.00%
Indirect control	[15]	100.00%	100.00%		100.00%
Ultragaz [member] | Companhia Ultragaz S A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Companhia Ultragaz S.A.
Location		Brazil
Segment		Ultragaz
Direct control		99.00%	99.00%		0.00%
Indirect control		0.00%	0.00%		99.00%
Ultragaz [member] | Ultragaz Participacoes Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[16]				Ultragaz Participações Ltda.
Location	[16]				Brazil
Segment	[16]				Ultragaz
Direct control	[16]	0.00%	0.00%		100.00%
Indirect control	[16]	0.00%	0.00%		0.00%
Ultragaz [member] | Ultragaz Energia Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultragaz Energia Ltda. and subsidiaries
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ultragaz [member] | Nova Paraná Distribuidora de Gás Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Nova Paraná Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ultragaz [member] | Utingas Armazenadora S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Utingás Armazenadora S.A.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%		0.00%
Indirect control		57.00%	57.00%		57.00%
Ultragaz [member] | Bahiana Distribuidora De Gas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ultragaz [member] | NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Disclosure of subsidiaries [line items]
Subsidiary		NEOgás do Brasil Gás Natural Comprimido S.A
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%
Ultragaz [member] | WTZ Participações S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[17]		WTZ Participações S.A.
Location	[17]		Brazil
Segment	[17]		Ultragaz
Direct control	[17]	0.00%	0.00%		0.00%
Indirect control	[17]	0.00%	52.00%		0.00%
Ultragaz [member] | Ultragaz Comercializadora de Energia Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[17]	Ultragaz Comercializadora de Energia Ltda.
Location	[17]	Brazil
Segment	[17]	Ultragaz
Direct control	[17]	0.00%	0.00%		0.00%
Indirect control	[17]	52.00%	0.00%		0.00%
Ultragaz [member] | Ultragaz Energia E Corretagem De Seguros Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[17]	Ultragaz Energia e Corretagem de Seguros Ltda.
Location	[17]	Brazil
Segment	[17]	Ultragaz
Direct control	[17]	0.00%	0.00%		0.00%
Indirect control	[17]	100.00%	0.00%		0.00%
Others [member] | Eaí Clube Automobilista S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[14]	Eaí Clube Automobilista S.A.
Location	[14]	Brazil
Segment	[14]	Others
Direct control	[14]	100.00%
Indirect control	[14]	0.00%
Others [member] | UVC Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		UVC Investimentos Ltda.
Location		Brazil
Segment		Others
Direct control		100.00%	100.00%		100.00%
Indirect control		0.00%	0.00%		0.00%
Others [member] | Ultrapar International S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultrapar International S.A.
Location		Luxembourg
Segment		Others
Direct control		100.00%	100.00%		100.00%
Indirect control		0.00%	0.00%		0.00%
Others [member] | Imaven Imoveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Imaven Imóveis Ltda.
Location		Brazil
Segment		Others
Direct control		100.00%	100.00%		100.00%
Indirect control		0.00%	0.00%		0.00%
Others [member] | UVC - Fundo de investimento em participações multiestratégia investimento no exterior [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[18]				UVC - Fundo de investimento em participações multiestratégia investimento no exterior
Location	[18]				Brazil
Segment	[18]				Others
Direct control	[18]	0.00%	0.00%		0.00%
Indirect control	[18]	0.00%	0.00%		100.00%
Hidrovias do Brasil S.A. [member] | Ultrapar Logística Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[19]	Ultra Logística Ltda.
Location	[19]	Brazil
Segment	[19]	Hidrovias
Direct control	[19]	100.00%	100.00%		100.00%
Indirect control	[19]	0.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias do Brasil S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[20]	Hidrovias do Brasil S.A.
Location	[20]	Brazil
Segment	[20]	Hidrovias
Direct control	[20]	0.00%	0.00%		0.00%
Indirect control	[20]	59.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias del Sur S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias del Sur S.A.
Location		Uruguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias do Brasil – Vila do Conde S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias do Brasil – Vila do Conde S.A.
Location		Brazil
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias do Brasil – Cabotagem Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[21]	Hidrovias do Brasil – Cabotagem Ltda.
Location	[21]	Brazil
Segment	[21]	Hidrovias
Direct control	[21]	0.00%	0.00%		0.00%
Indirect control	[21]	0.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias do Brasil – Administração Portuária de Santos S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias do Brasil – Administração Portuária de Santos S.A.
Location		Brazil
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Baloto S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Baloto S.A.
Location		Uruguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Girocantex S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Girocantex S.A.
Location		Uruguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Cikelsol S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Cikelsol S.A.
Location		Uruguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Resflir S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Resflir S.A.
Location		Uruguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias del Paraguay S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias del Paraguay S.A.
Location		Paraguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Pricolpar S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Pricolpar S.A.
Location		Paraguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias Navegacion Fluvial S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias Navegación Fluvial S.A.
Location		Paraguay
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias South America BV [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias South America BV
Location		Netherlands
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Hidrovias do Brasil S.A. [member] | Hidrovias International Finance S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Hidrovias International Finance S.à.r.l.
Location		Luxembourg
Segment		Hidrovias
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	0.00%		0.00%
Ultracargo [member] | Ultracargo Logística S.A.
Disclosure of subsidiaries [line items]
Subsidiary	[22]	Ultracargo Logística S.A.	Ultracargo Logística S.A.
Location	[22]	Brazil	Brazil
Segment	[22]	Ultracargo	Ultracargo
Direct control	[22]	99.00%	0.00%		0.00%
Indirect control	[22]	0.00%	99.00%		99.00%
Ultracargo [member] | Ultracargo Solucoes Logísticas S.A
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo Soluções Logísticas S.A.	Ultracargo Soluções Logísticas S.A.
Location		Brazil	Brazil
Segment		Ultracargo	Ultracargo
Direct control		0.00%	0.00%		0.00%
Indirect control		100.00%	100.00%		100.00%

[1]	On January 2, 2025, the name of subsidiary Ultrapar Mobilidade Ltda. was changed to Ultra Mobilidade S.A.
[2]	In January, 2025, indirect subsidiary Centro de Conveniências Millenium and subsidiaries started being directly controlled by am/pm Comestíveis Ltda.
[3]	In January, 2025, indirect subsidiary am/pm Comestíveis Ltda. started being directly controlled by Ultra Mobilidade S.A.
[4]	Company (“Krispy Kreme”) established on March 8, 2024, engaged in the wholesale and retail trade, manufacture, storage, export and import of natural and industrialized food products.
[5]	Company established on May 16, 2024 with the purpose of holding interests in other companies.
[6]	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
[7]	Company established on May 5, 2025, engaged in the wholesale trade of fuel carried out by carrier-reseller-retailer (TRR).
[8]	In July 2025, subsidiary Neodiesel Ltda. became the controlling shareholder of Mi TRR Transportadora retalhista e revendedora de combustíveis S.A. (“Mi TRR”).
[9]	In December 2025, subsidiary Neodiesel acquired a 60% interest in Petrovila Combustíveis S.A. (“Petrovila”).
[10]	On January 2, 2024, direct subsidiary Ipiranga Produtos de Petróleo S.A. (“Ipiranga”) became controlled by Ultrapar Mobilidade Ltda.
[11]	On August 1, 2024, the merger of the company into Ipiranga was approved.
[12]	On November 1, 2024, the merger of the company into Ipiranga was approved.
[13]	Companies established as Ipiranga’s subsidiaries in foreign countries (Ipiranga Trading North America LLC. established on February 28, 2024, Ipiranga Trading Europe S.A. established on January 12, 2024), engaged in the commercial representation, trade, export and import of fuels.
[14]	On January 2, 2024, direct subsidiary Eaí Clube Automobilista S.A. started to be controlled by Ipiranga. In December 2025, indirect subsidiary Eaí Clube Automobilista S.A. started to be directly controlled by Ultrapar.
[15]	In December 2025, indirect subsidiaries Abastece Aí Participações and Abastece Aí Clube Automobilista Instituição de Pagamento started to be directly controlled by Ipiranga.
[16]	On August 1, 2024, the merger of the company into Companhia Ultragaz S.A. was approved, which became direct subsidiary of Ultrapar.
[17]	On September 1, 2024, the Company, through its subsidiary Companhia Ultragaz S.A., acquired a 52% interest in Wtz Participações S.A. In August 2025, WTZ Participações S.A. was merged into Ultragaz Comercializadora de Energia Ltda., formerly Exponencial Energia Ltda. In July 2025, Ultragaz Energia e Corretagem started being controlled by Ultragaz Comercializadora de Energia Ltda.
[18]	On December 10, 2024, the Company transferred your total shares to UVC Investimentos Ltda.
[19]	On February 19, 2024, the name of subsidiary Ultracargo Operações Logísticas e Participações Ltda. was changed to Ultrapar Logística Ltda. On April 30, 2025, the name of subsidiary Ultrapar Logística Ltda. was changed to Ultra Logística Ltda.
[20]	In May 2025, subsidiary Ultra Logística Ltda. became the controlling shareholder of Hidrovias. For further details, see Note 27.b.
[21]	The information on Hidrovias do Brasil – Cabotagem is presented as Discontinued Operation according to Note 28.
[22]	In January 2025, indirect subsidiary Ultracargo Logística S.A started being directly controlled by Ultrapar.